Investment In Millburn Multi-Markets Trading L.P. (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2017
Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund

	2017	2016

U.S. Feeder	35.47%	74.91%
Cayman Feeder	55.14	6.68

Total	90.61%	81.59%

Schedule Of Capital Withdrawls Payable
2017		2016
Direct investors (1)	$3,934,700		$3,294,748
U.S. Feeder	1,565,482		2,876,148
Cayman Feeder	62,362,454		53,000

Total	$67,862,636		$6,223,896

(1)	Includes profit share to the General Partner of $3,734,700 and a limited partner redemption of $200,000, totaling $3,934,700 at December 31, 2017. Includes profit share of $2,994,748 and General Partner redemptions of $300,000, totaling $3,294,748 at December 31, 2016.